Income Taxes (Details)	1 Months Ended	6 Months Ended
	Mar. 21, 2018	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Income tax rate, description	the Hong Kong Legislative Council passed The Inland Revenue (Amendment) (No. 7) Bill 2017 (the “Bill”) which introduces the two-tiered profits tax rates regime. The Bill was signed into law on March 28, 2018 and was announced on the following day. Under the two-tiered profits tax rates regime, the first 2 million Hong Kong Dollar (“HKD”) of profits of the qualifying group entity will be taxed at 8.25%, and profits above HKD2 million will be taxed at 16.5%.
Accounting standards rate		25.00%
Preferential tax rate, description		According to Taxation 2019 No. 13, which was effective from January 1, 2019 to December 31, 2021, an enterprise is recognized as a small-scale and low-profit enterprise when its taxable income is less than RMB3 million. A small-scale and low-profit enterprise receives a tax preference, including a preferential tax rate of 5% on its taxable income below RMB1 million and another preferential tax rate of 10% on its taxable income between RMB1 million and RMB3 million.